Parent Company Financial Information	12 Months Ended
Dec. 31, 2010
Parent Company Financial Information [Abstract]
Parent Company Financial Information

NOTE 23.	PARENT COMPANY FINANCIAL INFORMATION

The following information presents the condensed balance sheets, statements of operations and cash flows of Capitol City Bancshares, Inc., as of and for the years ended December 31, 2010 and 2009:

CONDENSED BALANCE SHEETS

	2010	2009
Assets
Cash	$14,584	$61,546
Investment in subsidiaries	12,935,586	13,569,267
Investment in trust preferred securities	103,000	103,000
Securities available for sale	50,000	50,000
Other assets	81,639	46,224

Total assets	$13,184,809	$13,830,037

Other liabilities	$264,654	$98,444
Note payable	275,250	275,250
Company guaranteed trust preferred securities	3,403,000	3,403,000
Stockholders' equity	9,241,905	10,053,343

Total liabilities and stockholders' equity	$13,184,809	$13,830,037

CONDENSED STATEMENTS OF OPERATIONS

	2010	2009
Income
Interest income	$943	$5,425
Dividends from bank subsidiary	25,000	250,000
Other income	816	—

Total income	26,759	255,425

Expense
Interest expense	144,786	159,530
Other expenses	64,723	573,038

Total expenses	209,509	732,568

Income (loss) before income tax benefit and equity 10 in undistributed income (loss) of subsidiaries	(182,750)	(477,143)

Income tax benefit	—	244,272

Loss before equity in undistributed income (loss) of subsidiaries	(182,750)	(232,871)

Equity in undistributed income (distributions in excess of earnings) of subsidiaries	219,780	(10,335,067)

Net income (loss)	$37,030	$(10,567,938)

CONDENSED STATEMENTS OF CASH FLOWS

	2010	2009
Operating activities
Net income (loss)	$37,030	$(10,567,938)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
(Earnings) losses of subsidiaries	(244,780)	10,085,067
Net other operating activities	130,793	221,235

Net cash used in operating activities	(76,957)	(261,636)

Investing activities
Capital contribution in bank	(193,050)	(1,617,630)

Net cash used in investing activities	(193,050)	(1,617,630)

Financing activities
Repayment of note payable	—	(91,750)
Proceeds from issuance of preferred stock	—	607,800
Cash dividends received from subsidiary	25,000	250,000
Payment of dividends on preferred stock	(62,155)	(50,000)
Proceeds from issuance of common stock under secondary stock offering	254,450	957,320
Proceeds from issuance of common stock under ESOP plan	5,750	4,730
Proceeds from exercise of stock options	—	52,510

Net cash provided by financing activities	223,045	1,730,610

Net decrease in cash	(46,962)	(148,656)

Cash at beginning of year	61,546	210,202

Cash at end of year	$14,584	$61,546

NICHOLS, CAULEY & ASSOCIATES, LLC
[LOGO]	A Professional Services Firm of:	REPLY TO:
	Certified Public Accountants	2970 Clairmont RD NE
	Certified Internal Auditors	Atlanta, Georgia 30329-4440
	Certified Financial Planners®	800-823-1224
	Certified Valuation Analysts	FAX 404-214-1302
atlanta@nicholscauley.com
Atlanta — Clarkesville — Dublin — Lake Oconee — Warner Robins
www.nicholscauley.com

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S

REPORT ON SUPPLEMENTAL INFORMATION

Board of Directors

Capitol City Bancshares, Inc.

Atlanta, Georgia

We have audited the consolidated financial statements of Capitol City Bancshares, Inc. and subsidiaries as of and for the year ended December 31, 2010, and our report thereon dated April 13, 2011, which expressed an unqualified opinion on those consolidated financial statements, appears on page 1. Our audit was conducted for the purpose of forming an opinion on the consolidated financial statements as a whole. The accompanying supplementary information as listed in the table of contents for the year ended December 31, 2010, is presented for purposes of additional analysis and is not a required part of the consolidated financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the consolidated financial statements. The information has been subjected to the auditing procedures applied in the audit of the consolidated financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the consolidated financial statements or to the consolidated financial statements themselves, and other additional procedures in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). In our opinion, the information is fairly stated in all material respects in relation to the consolidated financial statements as a whole.

/s/ Nichols, Cauley & Associates, LLC

Atlanta, Georgia

April 13, 2011

CAPITOL CITY BANCSHARES, INC.

AND SUBSIDIARIES

CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2010

	Capitol City Bank & Trust	Capitol City Bancshares, Inc.	Capitol City Home Loans	Eliminations	Consolidated
Assets
Cash and due from banks	$5,354,489	$14,584	$35,790	$(59,469)	$5,345,394
Interest-bearing deposits at other financial institutions	454,968	—	—	—	454,968
Federal funds sold	730,000	—	—	—	730,000
Restricted equity securities, at cost	1,025,300	—	—	—	1,025,300
Securities available for sale	36,859,468	153,000	—	—	37,012,468
Investment in subsidiaries	—	12,935,586	—	(12,935,586)	—
Loans, net of unearned income	235,545,772	—	—	—	235,545,772
Less allowance for loan losses	5,223,764	—	—	—	5,223,764

Loans, net	230,322,008	—	—	—	230,322,008

Premises and equipment, net	9,492,533	—	9,274	—	9,501,807
Foreclosed real estate	8,917,239	—	—	—	8,917,239
Other assets	1,917,904	81,639	—	—	1,999,543

Total assets	$295,073,909	$13,184,809	$45,064	$(12,995,055)	$295,308,727

Liabilities and Stockholders' Equity

Deposits
Noninterest-bearing	$24,674,735	$—	$—	$(50,374)	$24,624,361
Interest-bearing	250,657,934	—	—	—	250,657,934

Total deposits	275,332,669	—	—	(50,374)	275,282,295
Note payable	—	275,250	—	—	275,250
Federal Home Loan Bank advances	5,500,000	—	—	—	5,500,000
Company guaranteed trust preferred securities	—	3,403,000	—	—	3,403,000
Other liabilities	1,350,718	264,654	—	(9,095)	1,606,277

Total liabilities	282,183,387	3,942,904	—	(59,469)	286,066,822

Stockholders' equity
Preferred stock	—	1,607,800	—	—	1,607,800
Common stock	3,192,528	9,777,656	341,000	(3,533,528)	9,777,656
Surplus	21,981,866	75,330	—	(21,981,866)	75,330
Retained earnings (accumulated deficit)	(11,850,308)	(1,785,317)	(295,936)	12,146,244	(1,785,317)
Accumulated other comprehensive income (loss)	(433,564)	(433,564)	—	433,564	(433,564)

Total stockholders' equity	12,890,522	9,241,905	45,064	(12,935,586)	9,241,905

Total liabilities and stockholders' equity	$295,073,909	$13,184,809	$45,064	$(12,995,055)	$295,308,727

See Independent Registered Public Accounting Firm's Report on Supplemental Information

CAPITOL CITY BANCSHARES, INC.

AND SUBSIDIARIES

CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	Capitol City Bank & Trust	Capitol City Bancshares, Inc.	Capitol City Home Loans	Eliminations	Consolidated
Interest income
Loans, including fees	$14,496,500	$—	$—	$—	$14,496,500
Deposits in banks	2,731	—	—	—	2,731
Securities:
Taxable	1,029,104	943	—	—	1,030,047
Nontaxable	17,787	—	—	—	17,787
Federal funds sold	4,998	—	—	—	4,998
Dividends from bank subsidiary	—	25,000	—	(25,000)	—

Total interest income	15,551,120	25,943	—	(25,000)	15,552,063

Interest expense
Deposits	7,212,651	—	—	—	7,212,651
Other borrowings	134,452	144,786	—	—	279,238

Total interest expense	7,347,103	144,786	—	—	7,491,889

Net interest income	8,204,017	(118,843)	—	(25,000)	8,060,174
Provision for loan losses	470,000	—	—	—	470,000

Net interest income (loss) after provision for loan losses	7,734,017	(118,843)	—	(25,000)	7,590,174

Other income
Service charges on deposit accounts	1,497,587	—	—	—	1,497,587
Other fees and commissions	4,277	—	—	—	4,277
Gains on sales of foreclosed real estate, net	25,810	—	—	—	25,810
Gains on sales of available for sale securities, net	568,337	—	—	—	568,337
Other operating income	506,869	816	403	—	508,088

Total other income	2,602,880	816	403	—	2,604,099

Other expenses
Salaries and employee benefits	3,555,493	—	—	—	3,555,493
Occupancy and equipment expenses, net	1,179,865	—	3,329	—	1,183,194
Other operating expenses	5,352,460	64,723	1,373	—	5,418,556

Total other expenses	10,087,818	64,723	4,702	—	10,157,243

Income (loss) before equity in undistributed loss of subsidiaries	249,079	(182,750)	(4,299)	(25,000)	37,030

Equity in undistributed income of subsidiaries	—	219,780	—	(219,780)	—

Income (loss) before income tax benefit	249,079	37,030	(4,299)	(244,780)	37,030

Income tax benefit	—		—	—	—

Net income (loss)	$249,079	$37,030	$(4,299)	$(244,780)	$37,030

See Independent Registered Public Accounting Firm's Report on Supplemental Information